Fees Summary	Dec. 22, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,144,230
Previously Paid Amount	0.00
Total Fee Amount	848.52
Total Offset Amount	0.00
Net Fee	848.52
Narrative - Max Aggregate Offering Price	$ 6,144,230
Final Prospectus	true